Marketable Securities (Details) - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Unrealized Gains	$ 16,243
Unrealized Losses	(219,427)
Cost Basis	1,037,025
Common Stock [Member]
Unrealized Gains	6,802	$ 9,441
Unrealized Losses	(173,057)	(46,370)
Cost Basis	980,775	56,250
Total	$ 19,321	$ 833,841